Shareholder Report, Line Graph (Details) - USD ($)			7 Months Ended	12 Months Ended		19 Months Ended	24 Months Ended	31 Months Ended	36 Months Ended	43 Months Ended	48 Months Ended	55 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
	Jun. 15, 2021	Jan. 01, 2015	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2015	Dec. 31, 2022	Dec. 31, 2016	Dec. 31, 2023	Dec. 31, 2017	Dec. 31, 2024	Dec. 31, 2018	Dec. 31, 2025	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000249323
Account Value [Line Items]
Line Graph and Table Measure Name				Stratified LargeCap Index ETF
Accumulated Value		$ 10,000			$ 9,855		$ 11,246		$ 13,462		$ 12,578		$ 16,216	$ 18,194	$ 23,424	$ 21,311	$ 24,223	$ 27,408	$ 30,960
C000249322
Account Value [Line Items]
Line Graph and Table Measure Name				Stratified LargeCap Hedged ETF
Accumulated Value	$ 10,000		$ 10,354			$ 9,989		$ 10,602		$ 11,125		$ 12,219
Syntax Stratified LargeCap Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				Syntax Stratified LargeCap Index
Accumulated Value		10,000			9,934		11,296		13,569		12,696		16,421	18,453	23,849	21,752	24,809	28,205	32,014
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 11,305			$ 9,258		$ 11,691		$ 14,617		$ 17,230
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000			$ 10,138		$ 11,351		$ 13,829		$ 13,223		$ 17,386	$ 20,585	$ 26,494	$ 21,696	$ 27,399	$ 34,254	$ 40,379